Share-Based Payments (Tables)	12 Months Ended
Oct. 31, 2025
Statement [Line Items]
Schedule of Bank's Employee Stock Option Plan

	2025		2024
As at October 31	Number of stock options (000’s)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Outstanding at beginning of year	11,456	$70.75	11,558	$72.74
Granted	1,587	79.13	2,676	59.99
Exercised as options	(2,710)	72.21	(498)	66.04
Forfeited	(85)	70.66	(600)	70.34
Expired	(161)	72.62	(1,680)	68.84
Outstanding at end of year	10,087	$71.65	11,456	$70.75
Exercisable at end of year	3,333	$75.39	4,737	$73.10
Available for grant	10,562		11,902

Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price

	Options Outstanding			Options Exercisable
As at October 31, 2025	Number of stock options (000’s)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Range of exercise prices
$55.63 to $68.32	2,363	8.02	$59.99	–	$–
$68.33 to $74.34	4,423	5.43	$70.17	2,313	$71.62
$74.35 to $85.46	3,301	6.96	$81.98	1,020	$83.95
	10,087	6.54	$71.65	3,333	$75.39

(1)	Excludes SARs.

Employee stock options [member]
Statement [Line Items]
Schedule of Weighted-average Assumptions Used to Determine Fair Value of Options Granted

	2025 Grant	2024 Grant
Assumptions
Risk-free interest rate %	2.77%	3.26%
Expected dividend yield	4.88%	4.47%
Expected price volatility	19.33%	19.76%
Expected life of option	6.84 Years	6.90 Years
Fair value
Weighted-average fair value	$8.07	$7.68